CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss	$ (48,723)	$ (135,802)	$ (287,763)	$ (4,148,947)
Adjustment to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	452	1,333
Amortization of convertible note discount			1,556	444
Depreciation of right-of-use asset	0	10,071	25,087	0
Stock-based compensation expense	0	41,715
Stock-based compensation for services			101,715	4,074,000
Non-cash financing cost	663
Non-cash lease expense	(304)	1,259	2,509	0
Non-cash convertible note expense			2,614	0
Change in operating assets and liabilities:
Accounts receivable	14,938	(234)	(15,399)	129
Deposits, prepayments and other receivables	(14,096)		245	(8,482)
Accounts payable	18,455		15,696	0
Accrued liabilities and other payables	8,679	2,231	44,848	11,608
Lease liabilities	0	2,000
Net cash used in operating activities	(19,936)	(77,427)	(108,892)	(71,248)
Cash flows from financing activities:
Advances from a director	8,733	45,247	86,378	116,572
Proceed from issuance of convertible note	65,000
Payment of lease liabilities	0	(15,540)
Proceed from issuance of convertible bonds			0	33,000
Repayment to lease liabilities			(26,983)	(22,840)
Net cash provided by financing activities	73,733	29,707	59,395	126,732
Effect on exchange rate change on cash and cash equivalents	1,101	1,351	610	(331)
Net change in cash and cash equivalents	54,898	(46,369)	(48,887)	55,153
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	15,609	64,496	64,496	9,343
CASH AND CASH EQUIVALENTS, END OF PERIOD	70,507	$ 18,127	15,609	64,496
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for tax	0		0	0
Cash paid for interest	$ 0		$ 0	$ 0